Details of Significant Accounts - Income tax, reconciliation between income tax expense and accounting loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax calculated based on profit (loss) before tax and statutory tax rate (Note 1)	$ (368,000)	$ (1,132,000)	$ (418,000)
Effects from items disallowed by tax regulation	46,000	32,000	208,000
Effects from non-deductible offshore income tax	147,000	110,000	193,000
Tax exempt income by tax regulation			(14,000)
Temporary difference not recognized as deferred income tax assets	141,000	497,000	150,000
Prior year income tax under (over) estimation	3,000	9,000	(50,000)
Taxable loss not recognized as deferred income tax assets	638,000	893,000	173,000
Change in assessment of realisation of deferred income tax assets	(301,000)		(136,000)
Effects from other states apart from where United States subsidiary registered	8,000	7,000	31,000
Effect from Japan provisional tax offsetting income tax			(5,000)
Others	(22,000)	1,000	253,000
Income tax expense	292,000	$ 417,000	$ 385,000
CAYMAN ISLANDS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax calculated based on profit (loss) before tax and statutory tax rate (Note 1)	$ 0.0